Investment Strategy - Eagle Capital Select Equity ETF	Mar. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to attain its investment objective by utilizing a long only investment strategy and by investing primarily in the equity securities of companies that Eagle Capital Management, LLC (the “Adviser”) believes are undervalued. The Adviser believes there is an opportunity to capture excess returns (i.e., alpha) when a longer-term perspective is taken, and, as such, many of the Fund’s investments are expected to be made with a five to seven year holding period in mind. However, the Adviser also expects that, from time to time, sharp short-term price fluctuations or other market events may dictate sales outside of this expected holding period.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, namely common or preferred shares of U.S. or non-U.S. companies, shares of other investment companies that invest primarily in equity securities, and depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), representing an interest in a foreign equity security. When investing in another investment company, the Fund will consider whether such investment company has an 80% policy to invest in equity securities for purposes of determining whether to treat an investment therein toward the Fund’s 80% policy or, if the investment company does not have such an 80% policy, the Fund will consider the underlying investment company’s portfolio holdings.

The investment process for the Fund involves deep fundamental analysis. The Adviser will seek to identify change early, ahead of the general market to minimize risk and maximize upside potential.

A stock is generally added to the Fund’s portfolio when the Adviser believes that: (1) the issuer’s underlying assets are strong enough to generate cash flow and maintain a value floor for the investment, even in times of stress and (2) there is some change afoot that is unrecognized by the market and likely to be valuable in the future. The Adviser assesses the price of a security relative to the Adviser’s estimate of its long-term intrinsic value. Rather than anchoring on a specific metric (e.g., low price to earnings or price to book ratios), the Adviser’s team analyzes and debates items that may include business changes, growth prospects, margins, industry forces and valuation scenarios out 5 to 10 years, seeking to identify a “margin of safety” based on factors such as valuation discount, resilience, growth opportunities and strong management. Full investment positions to be acquired by the Fund are often acquired over time except in cases where the Adviser believes that the opportunity to purchase at an attractive value will be fleeting.

A stock is generally sold when it meets the Adviser’s investment criteria for doing so, which may include one or more of the following considerations: (1) the investment no longer has the characteristics discussed above, (2) a new investment offers better relative risk/reward, (3) the growth opportunities for the investment are not materializing and/or the issuer’s fundamentals deteriorate, (4) the position approaches any maximum exposure the Adviser has set for the position, and/or (5) the price is appreciating at a faster pace than what the Adviser believes is the investment’s intrinsic value. The Adviser engages in rigorous ongoing and iterative research, examining material risks to its portfolio, monitoring for new threats, and testing investment rationales.

The Fund’s portfolio generally consists of the Adviser’s 20-35 best investment opportunities at any time. The Fund will focus on investments in U.S. equity securities, with a secondary focus on international equity securities, including emerging markets. In selecting equity securities for the Fund, the Adviser will generally focus on large capitalization companies, which the Adviser considers to be companies with more than $20 billion in market capitalization at the time of initial purchase. However, the Adviser may invest in companies of any size or capitalization. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy.

The Fund may pursue its investment objective and obtain exposure to some or all of its investment strategies by investing in other investment companies, including, for example, other open-end or closed-end investment companies and ETFs.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, namely common or preferred shares of U.S. or non-U.S. companies, shares of other investment companies that invest primarily in equity securities, and depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), representing an interest in a foreign equity security.